The Advisors’ Inner Circle Fund II

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund II (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated March 1, 2022 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 276 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-50718 and 811-07102), which was filed electronically on February 28, 2022 (Accession No. 0001398344-22-004473).

The Advisors’ Inner Circle Fund II

By:	/s/ Matthew M. Maher
Matthew M. Maher

Title:	Vice President and Secretary

Date:	March 3, 2022